Document and Entity Information	12 Months Ended
Jul. 19, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	AMANA MUTUAL FUNDS TRUST
Central Index Key	0000766285
Amendment Flag	false
Document Creation Date	Jul. 19, 2013
Document Effective Date	Jul. 19, 2013
Prospectus Date	Jul. 19, 2013